Financial Information on Subsidiaries - Summary of Financial Information on Subsidiaries, Summarized (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 2,370,971,259	$ 3,064,242,319
Total Non Current Assets	9,462,749,777	8,801,337,413
TOTAL ASSETS	11,833,721,036	11,865,579,732
Total Current Liabilities	2,793,918,344	3,168,491,880
Non-current Liabilities	4,278,916,420	4,308,148,549
Equity	4,760,886,272	4,388,939,303	$ 3,346,492,898	$ 3,594,274,499
TOTAL LIABILITIES AND EQUITY	11,833,721,036	11,865,579,732
Revenue	4,262,591,097	4,379,000,090	2,829,682,404
Raw materials and consumables used	(2,995,585,459)	(3,399,524,067)	(2,011,305,404)
Contribution Margin	1,384,660,534	1,556,907,796	843,924,131
Income before Taxes	906,925,876	1,778,680,669	115,848,792
Income tax expense	(226,912,485)	(469,696,880)	(15,138,658)
Profit (loss)	680,013,391	1,308,983,789	100,710,134
Other Comprehensive Income	(83,666,279)	122,384,935	(90,469,386)
TOTAL COMPREHENSIVE INCOME	$ 596,347,112	$ 1,431,368,724	$ 10,240,748
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 536,336,504	$ 517,448,832	$ 355,550,335
Total Non Current Assets	1,849,188,188	1,503,735,962	1,276,352,458
TOTAL ASSETS	2,385,524,692	2,021,184,794	1,631,902,793
Total Current Liabilities	576,000,953	707,079,953	597,095,713
Non-current Liabilities	1,110,485,916	629,125,828	355,313,363
Equity	699,037,823	684,979,013	679,493,717
TOTAL LIABILITIES AND EQUITY	2,385,524,692	2,021,184,794	1,631,902,793
Revenue	1,511,618,986	1,390,067,039	1,164,996,417
Raw materials and consumables used	(1,321,193,173)	(1,219,057,344)	(1,000,659,317)
Contribution Margin	(190,425,813)	171,009,695	164,337,100
Gross Operating Income	92,378,064	80,618,603	72,015,180
Operating Income	31,333,214	13,031,895	16,530,439
Financial Results	(22,406,029)	(11,117,156)	(9,474,782)
Income before Taxes	8,016,459	1,914,739	7,056,882
Income tax expense	5,986,351	20,211,987	9,609,968
Profit (loss)	14,002,810	22,126,726	16,666,850
Other Comprehensive Income	4,256,843	(6,670,042)	4,877,440
TOTAL COMPREHENSIVE INCOME	$ 18,259,653	$ 15,456,684	$ 21,544,290
Grupo Enel Transmisin Chile [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Consolidated
Total Current Assets			$ 48,577,101
Total Non Current Assets			314,425,878
TOTAL ASSETS			363,002,979
Total Current Liabilities			172,645,950
Non-current Liabilities			15,974,544
Equity			174,382,485
TOTAL LIABILITIES AND EQUITY			363,002,979
Revenue			69,228,629
Raw materials and consumables used			(2,571,288)
Contribution Margin			66,657,341
Gross Operating Income			51,518,389
Operating Income			41,653,048
Financial Results			(2,210,228)
Income before Taxes			39,442,820
Income tax expense			(7,334,537)
Profit (loss)			32,108,283
Other Comprehensive Income			203,377
TOTAL COMPREHENSIVE INCOME			$ 32,311,660
Enel Generacin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 1,639,751,390	$ 1,616,083,142	$ 530,408,211
Total Non Current Assets	2,891,976,787	2,654,629,663	2,705,722,064
TOTAL ASSETS	4,531,728,177	4,270,712,805	3,236,130,275
Total Current Liabilities	1,253,245,045	899,409,125	483,172,950
Non-current Liabilities	874,687,249	1,202,746,824	1,242,808,323
Equity	2,403,795,883	2,168,556,856	1,510,149,002
TOTAL LIABILITIES AND EQUITY	4,531,728,177	4,270,712,805	3,236,130,275
Revenue	3,093,713,774	3,666,453,365	1,869,125,271
Raw materials and consumables used	(2,492,460,074)	(2,927,568,119)	(1,629,466,468)
Contribution Margin	(601,253,700)	738,885,246	239,658,803
Gross Operating Income	479,828,601	593,454,679	110,284,335
Operating Income	421,257,037	525,197,060	16,150,815
Financial Results	43,699,104	(36,631,364)	(43,993,753)
Income before Taxes	623,784,931	635,647,512	77,683,613
Income tax expense	(111,039,121)	(71,927,760)	33,147,652
Profit (loss)	512,745,810	563,719,752	110,831,265
Other Comprehensive Income	(89,523,631)	147,458,665	(130,158,612)
TOTAL COMPREHENSIVE INCOME	$ 423,222,179	$ 711,178,417	$ (19,327,347)
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 527,062,985	$ 509,513,449	$ 352,304,900
Total Non Current Assets	1,838,003,680	1,493,545,567	1,267,457,144
TOTAL ASSETS	2,365,066,666	2,003,059,016	1,619,762,044
Total Current Liabilities	565,443,694	695,744,040	591,495,830
Non-current Liabilities	1,110,458,785	629,055,841	355,253,688
Equity	689,164,187	678,259,135	673,012,526
TOTAL LIABILITIES AND EQUITY	2,365,066,666	2,003,059,016	1,619,762,044
Revenue	1,507,064,996	1,386,278,469	1,160,793,856
Raw materials and consumables used	(1,319,758,411)	(1,217,064,139)	(999,492,100)
Contribution Margin	(187,306,585)	169,214,330	161,301,756
Gross Operating Income	90,583,023	79,680,726	69,894,610
Operating Income	28,536,267	14,077,959	15,278,349
Financial Results	(21,595,248)	(11,098,303)	(9,696,737)
Income before Taxes	6,030,293	2,979,657	5,581,612
Income tax expense	6,318,917	19,475,413	9,752,809
Profit (loss)	12,349,210	22,455,070	15,334,421
Other Comprehensive Income	4,255,736	(6,665,575)	4,866,485
TOTAL COMPREHENSIVE INCOME	$ 16,604,946	$ 15,789,495	$ 20,200,906
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 91,177,341	$ 153,652,579	$ 71,263,125
Total Non Current Assets	155,350,662	156,567,496	160,836,183
TOTAL ASSETS	246,528,003	310,220,075	232,099,308
Total Current Liabilities	50,383,350	97,367,848	45,665,642
Non-current Liabilities	36,279,770	38,214,373	40,961,161
Equity	159,864,883	174,637,854	145,472,505
TOTAL LIABILITIES AND EQUITY	246,528,003	310,220,075	232,099,308
Revenue	217,717,148	272,441,946	208,152,869
Raw materials and consumables used	(7,818,815)	(8,068,518)	(50,164,405)
Contribution Margin	(209,898,332)	264,373,428	157,988,464
Gross Operating Income	201,464,786	256,448,537	149,853,935
Operating Income	194,705,044	248,835,473	142,376,688
Financial Results	6,861,192	5,859,222	1,549,390
Income before Taxes	201,566,236	254,694,695	143,926,078
Income tax expense	(53,910,507)	(67,785,473)	(38,959,905)
Profit (loss)	147,655,728	186,909,222	104,966,173
TOTAL COMPREHENSIVE INCOME	$ 147,655,728	$ 186,909,222	$ 104,966,173
Arcadia Generacin Solar S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Revenue	$ 43,093,497
Raw materials and consumables used	(908,539)
Contribution Margin	(42,184,958)
Gross Operating Income	30,522,549
Operating Income	13,883,421
Financial Results	570,731
Income before Taxes	14,454,153
Income tax expense	(5,973,184)
Profit (loss)	8,480,969
Other Comprehensive Income	8,442,564
TOTAL COMPREHENSIVE INCOME	$ 16,923,533
Enel Transmisin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate	Separate
Total Current Assets			$ 48,577,102
Total Non Current Assets			314,425,879
TOTAL ASSETS			363,002,981
Total Current Liabilities			172,645,951
Non-current Liabilities			15,974,544
Equity			174,382,485
TOTAL LIABILITIES AND EQUITY			363,002,981
Revenue		$ 96,056,284	68,238,700
Raw materials and consumables used		(2,416,696)	(2,174,763)
Contribution Margin		93,639,588	66,063,937
Gross Operating Income		79,237,171	51,053,425
Operating Income		70,500,241	41,201,514
Financial Results		(9,460,824)	(2,219,446)
Income before Taxes		61,039,418	41,152,259
Income tax expense		(12,513,925)	(7,234,900)
Profit (loss)		48,525,493	33,917,359
Other Comprehensive Income		55,652	203,377
TOTAL COMPREHENSIVE INCOME		$ 48,581,145	$ 34,120,736
Enel X Chile SpA [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 83,136,706	$ 120,842,754
Total Non Current Assets	109,373,485	129,627,868
TOTAL ASSETS	192,510,191	250,470,622
Total Current Liabilities	106,830,357	227,063,403
Non-current Liabilities	87,413,776	1,615,388
Equity	(1,733,942)	21,791,831
TOTAL LIABILITIES AND EQUITY	192,510,191	250,470,622
Revenue	46,467,999	44,555,174
Raw materials and consumables used	(18,085,114)	(19,227,050)
Contribution Margin	(28,382,885)	25,328,124
Gross Operating Income	13,553,843	10,911,375
Operating Income	12,349,930	10,785,706
Financial Results	(42,751,424)	(9,297,839)
Income before Taxes	(30,401,494)	918,355
Income tax expense	8,468,810	930,710
Profit (loss)	(21,932,684)	1,849,065
Other Comprehensive Income	(30,735)	(72,940)
TOTAL COMPREHENSIVE INCOME	$ (21,963,419)	$ 1,776,125
Empresa de Transmision Chena S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Revenue			$ 989,929
Raw materials and consumables used			(396,525)
Contribution Margin			593,403
Gross Operating Income			464,964
Operating Income			451,535
Financial Results			9,219
Income before Taxes			460,753
Income tax expense			(99,637)
Profit (loss)			361,116
TOTAL COMPREHENSIVE INCOME			$ 361,116
Geotrmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 20,720,312	$ 25,635,151	$ 5,894,673
Total Non Current Assets	449,885,526	449,371,985	480,845,799
TOTAL ASSETS	470,605,838	475,007,136	486,740,472
Total Current Liabilities	37,049,192	54,576,871	63,249,169
Non-current Liabilities	10,307,294	9,795,709	4,392,957
Equity	423,249,352	410,634,556	419,098,346
TOTAL LIABILITIES AND EQUITY	470,605,838	475,007,136	486,740,472
Revenue	45,865,852	42,338,738	29,824,491
Raw materials and consumables used	(11,566,230)	(2,085,161)	(751,374)
Contribution Margin	(34,299,622)	40,253,577	29,073,117
Gross Operating Income	26,786,584	2,484,607	17,531,064
Operating Income	4,392,257	(16,314,492)	(3,248,229)
Financial Results	(940,485)	(1,906,202)	(4,531,802)
Income before Taxes	3,451,771	(18,220,694)	(7,780,032)
Income tax expense	(1,209,441)	5,882,266	1,128,172
Profit (loss)	2,242,330	(12,338,428)	(6,651,860)
Other Comprehensive Income	10,372,466	436,250	70,443,147
TOTAL COMPREHENSIVE INCOME	$ 12,614,796	$ (11,902,178)	$ 63,791,287
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 138,191,942	$ 127,752,924	$ 104,653,972
Total Non Current Assets	79,433,206	84,532,822	89,697,647
TOTAL ASSETS	217,625,148	212,285,746	194,351,619
Total Current Liabilities	7,836,118	12,169,016	6,633,281
Non-current Liabilities	23,511,505	25,153,714	27,036,007
Equity	186,277,525	174,963,016	160,682,331
TOTAL LIABILITIES AND EQUITY	217,625,148	212,285,746	194,351,619
Revenue	14,016,228	27,384,124	12,818,816
Raw materials and consumables used	(1,221,066)	(1,255,906)	(1,446,268)
Contribution Margin	(12,795,162)	26,128,218	11,372,548
Gross Operating Income	9,457,579	22,691,033	8,267,530
Operating Income	2,703,605	15,654,610	2,113,875
Financial Results	6,961,749	2,650,649	59,282
Income before Taxes	9,665,354	18,305,259	2,173,157
Income tax expense	(2,997,342)	(5,114,251)	(614,662)
Profit (loss)	6,668,012	13,191,008	1,558,495
Other Comprehensive Income	4,646,496	(228,602)	26,745,027
TOTAL COMPREHENSIVE INCOME	$ 11,314,508	$ 12,962,406	$ 28,303,522
Enel Green Power Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 129,441,688	$ 155,208,869	$ 99,047,153
Total Non Current Assets	3,700,078,682	3,614,007,070	2,955,681,630
TOTAL ASSETS	3,829,520,370	3,769,215,939	3,054,728,783
Total Current Liabilities	704,179,322	734,804,810	633,476,536
Non-current Liabilities	2,296,094,345	1,950,173,417	1,369,691,239
Equity	829,246,703	1,084,237,712	1,051,561,008
TOTAL LIABILITIES AND EQUITY	3,829,520,370	3,769,215,939	3,054,728,783
Revenue	533,135,755	497,274,888	314,323,284
Raw materials and consumables used	(208,840,806)	(247,339,410)	(133,738,760)
Contribution Margin	(324,294,949)	249,935,478	180,584,524
Gross Operating Income	243,660,309	182,795,798	135,344,197
Operating Income	147,896,440	97,069,706	65,819,037
Financial Results	(81,930,070)	(59,481,555)	(18,369,603)
Income before Taxes	65,966,371	37,588,151	47,449,434
Income tax expense	(16,113,795)	(11,322,450)	(19,571,243)
Profit (loss)	49,852,576	26,265,701	27,878,191
Other Comprehensive Income	21,410,915	(2,216,269)	167,145,499
TOTAL COMPREHENSIVE INCOME	$ 71,263,491	$ 24,049,432	$ 195,023,690
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 265,831,009	$ 291,452,465	$ 197,492,004
Total Non Current Assets	3,806,579,686	3,734,811,118	3,113,557,814
TOTAL ASSETS	4,072,410,695	4,026,263,583	3,311,049,818
Total Current Liabilities	726,541,701	784,406,218	691,255,192
Non-current Liabilities	2,335,254,987	1,990,260,594	1,405,135,706
Equity	1,010,614,007	1,251,596,771	1,214,658,920
TOTAL LIABILITIES AND EQUITY	4,072,410,695	4,026,263,583	3,311,049,818
Revenue	536,160,033	510,321,233	325,711,059
Raw materials and consumables used	(169,604,794)	(198,979,315)	(109,034,364)
Contribution Margin	(366,555,239)	311,341,918	216,676,695
Gross Operating Income	279,904,471	210,023,156	161,136,930
Operating Income	154,342,148	98,022,568	64,308,728
Financial Results	(74,647,386)	(54,359,950)	(20,252,770)
Income before Taxes	79,749,325	40,852,508	43,993,474
Income tax expense	(20,485,619)	(11,617,745)	(18,854,738)
Profit (loss)	59,263,706	29,234,763	25,138,736
Other Comprehensive Income	25,380,251	7,747,281	264,760,275
TOTAL COMPREHENSIVE INCOME	$ 84,643,957	$ 36,982,044	$ 289,899,011
Grupo Enel Generacin Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 1,683,683,256	$ 1,700,122,637	$ 546,172,832
Total Non Current Assets	2,950,604,840	2,707,181,983	2,755,711,323
TOTAL ASSETS	4,634,288,096	4,407,304,620	3,301,884,155
Total Current Liabilities	1,368,122,040	1,082,602,388	508,122,463
Non-current Liabilities	910,617,397	1,240,478,531	1,283,153,774
Equity	2,355,548,659	2,084,223,701	1,510,607,918
TOTAL LIABILITIES AND EQUITY	4,634,288,096	4,407,304,620	3,301,884,155
Revenue	3,198,265,169	3,818,906,698	1,899,774,388
Raw materials and consumables used	(2,390,034,659)	(2,818,054,885)	(1,505,110,838)
Contribution Margin	(808,230,510)	1,000,851,813	394,663,550
Gross Operating Income	681,160,341	849,770,172	260,005,226
Operating Income	615,962,079	774,032,534	158,527,503
Financial Results	50,560,296	(30,772,142)	(42,444,363)
Income before Taxes	681,555,884	751,020,012	129,470,720
Income tax expense	(164,949,629)	(139,713,234)	(5,812,252)
Profit (loss)	516,606,255	611,306,778	123,658,468
Other Comprehensive Income	(89,055,604)	147,333,179	(129,444,345)
TOTAL COMPREHENSIVE INCOME	$ 427,550,651	$ 758,639,957	$ (5,785,877)